Note 13 - Earnings Per Share	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Earnings per share [text block]
13	EARNINGS PER SHARE

On
September 25, 2017,
the Company consolidated its outstanding ordinary shares on the basis of one
new ordinary share for every
ten
existing ordinary shares and therefore the earnings per share calculation reflect the impact of the share capital consolidation on a retroactive basis. Refer to note
22
which outlines further details on the share consolidation.

	YEAR ENDED MARCH 31, 2018 $000’s	YEAR ENDED MARCH 31, 2017 $000’s	YEAR ENDED MARCH 31, 2016 $000’s
LOSS
Loss used in calculation of basic and diluted earnings per share	(13,875)	(18,790)	(92,253)
Loss used in calculation of basic and diluted earnings per share from continuing operations	(13,875)	(14,029)	(75,527)

	SHARES	SHARES	SHARES
NUMBER OF SHARES
Weighted average number of shares for the purpose of basic earnings per share	54,122,562	42,260,692	40,319,876
Weighted average number of shares for the purpose of diluted earnings per share	54,122,562	42,260,692	40,319,876

In accordance with IAS
33
“Earnings per share” as the Group generated a loss for the year, the inclusion of potentially dilutive options and shares to be issued would have an antidilutive effect on the loss per share for the year. The impact of these has therefore been excluded from the calculation for the years ended
March 31, 2018
and
2017.